THE MATTERHORN GROWTH FUND, INC.

                         Supplement Dated July 23, 2001
                      To Prospectus Dated October 27, 2000


THE FOLLOWING PARAGRAPH IS ADDED TO THE SECTION "PRINCIPAL RISKS OF INVESTING IN THE FUND" ON PAGE 5 OF THE PROSPECTUS:

FOREIGN SECURITIES RISK. The Fund may also invest in foreign securities, including American Depositary Receipts ("ADRs"). The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates; (2) economic and political instability; (3) less publicly available information; (4) less strict auditing and financial reports requirements; (5) less governmental supervision and regulation of securities markets; (6) higher transaction costs; (7) potential adverse effects of the Euro conversion; and (8) greater possibility of not being able to sell securities on a timely basis. These risks are more pronounced when investing in foreign securities in emerging markets.

EFFECTIVE AUGUST 10, 2001, THE WIRING INSTRUCTIONS AND MAILING ADDRESS FOR THE MATTERHORN GROWTH FUND, INC. WILL BE CHANGED. THE WIRING INSTRUCTIONS ON PAGE 7 ARE REPLACED WITH THE FOLLOWING:

WIRE INSTRUCTIONS:
First National Bank of Omaha
Omaha, NE
ABA# 104000016
Account Number 11286033
For further credit to Matterhorn Growth Fund, Inc.
     (Account Registration)

NEW MAILING ADDRESS:
Matterhorn Growth Fund, Inc.
c/o American Data Services, Inc.
Post Office Box 542007
Omaha, NE 68154

NEW OVERNIGHT MAILING ADDRESS:
Matterhorn Growth Fund, Inc.
c/o American Data Services, Inc.
14707 California Street, Suite 5
Omaha, NE 68154
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                        THE MATTERHORN GROWTH FUND, INC.

                         Supplement Dated July 23, 2001
          To Statement of Additional information Dated October 27, 2000


THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SECTION "FOREIGN INVESTMENTS" ON PAGE B-4 OF THE STATEMENT OF ADDITIONAL INFORMATION:

FOREIGN INVESTMENTS. Although the Fund has the authority to invest in up to 15% of its net assets in securities of issuers domiciled in foreign countries, the Fund currently intends to exercise such authority only as to foreign issuers whose securities are traded in the U.S. securities markets through dollar-denominated American Depositary Receipts ("ADRs").